Debt and Capital Lease Obligations - Minimum payments of long-term debt and capital lease obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Minimum payments of long-term debt and capital lease obligations
2022	$ 133,010
2023	108,071
2024	16,185
2025	325,574
2026	1,052
Thereafter	70
Total	583,962
Term loan
Minimum payments of long-term debt and capital lease obligations
2022	9,564
2023	9,564
2024	9,564
2025	322,789
Total	351,481
Acquisition debt
Minimum payments of long-term debt and capital lease obligations
2022	34,718
Total	34,718
Line of credit
Minimum payments of long-term debt and capital lease obligations
2023	87,633
Total	87,633
Convertible notes
Minimum payments of long-term debt and capital lease obligations
2022	74,968
Total	74,968
Capital lease obligations
Minimum payments of long-term debt and capital lease obligations
2022	13,760
2023	10,874
2024	6,621
2025	2,785
2026	1,052
Thereafter	70
Total	$ 35,162